[Logo] M F S (R)
INVESTMENT MANAGEMENT
We invented the mutual fund(R)

                               [Graphic Omitted]

                    MFS(R) MONEY
                    MARKET FUND

                    MFS(R) GOVERNMENT
                    MONEY MARKET FUND

                    SEMIANNUAL REPORT o FEBRUARY 28, 2001

                      -----------------------------------
                      MUTUAL FUND GIFT KITS (see page 18)
                      -----------------------------------

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Portfolio of Investments ..................................................  8
Financial Statements ...................................................... 11
Notes to Financial Statements ............................................. 15
Trustees and Officers ..................................................... 21

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

    o   information we receive from you on applications or other forms

    o information about your transactions with us, our affiliates, or others, and

    o   information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
   Jeffrey L. Shames

Dear Shareholders,
When we talk to you about the information you want from MFS(R), you tell us you're looking for answers to four basic questions:

    1.  How are my investments performing right now?

    2.  How is my money being managed, over both the short and the long term?

    3.  What's going on in the market, and how will that affect me?

    4. How can I get more out of my relationship with my investment professional?

Traditionally, we've attempted to answer these and other questions through a range of printed materials sent through the mail, including statements and annual and semiannual reports. As the Internet has reached an ever-larger percentage of households, however, we and most other investment management firms have come to believe that the Web can be an additional -- and potentially more effective -- way to communicate with investors.

The Internet holds the promise of near-instantaneous delivery, communication when you want it rather than when we mail it, easy access to the specific information you want and an experience customized to each investor. With the relaunch of our Web site, WWW.MFS.COM, earlier this year, we believe we've moved a giant step closer to delivering the Internet's promise and created a site that we're committed to improving every day. Our site now makes it easy for you to find answers to your four basic questions.

HOW ARE MY INVESTMENTS PERFORMING?
The most basic question investors ask is, "What is the current value of my account?" Although we've been able to answer that question by phone for some time, now you can get daily account balances more quickly and easily on our Web site and print out a detailed summary of your MFS portfolio. In fact, if you're willing to take a few minutes to register on the site, you can create a personalized "My MFS" homepage that will display your personal and retirement MFS account balances instantly whenever you log in to the site. You can also set "My MFS" to track daily price changes of up to 10 MFS mutual funds and 10 MFS annuity series on your personal homepage; you can even tell the system to alert you if the price change of any portfolio exceeds a specified amount.

If you do decide to register, you can rest assured that we will not share your information with anyone outside of MFS. The sole purpose of registration is to enable us to deliver the information you want in a faster, more personalized manner, with fewer keystrokes and mouse clicks.

HOW IS MY MONEY BEING MANAGED?
One of the most exciting features of our site is MFS(R) Interactive(SM): One click to an expert(SM) -- a series of video interviews with MFS portfolio managers and executives. Located in the "Investor Education" section of the site, MFS Interactive uses video streamed over the Web to allow you to see and hear from the people who are managing your money, to give you greater insight into our investment approach and our response to market conditions. MFS Interactive includes "Meet the Manager" interviews that cover the background and investment style of a particular portfolio manager, as well as other Webcasts that cover a specific fund or investment topic.

The "Products and Performance" section is another resource. Select a portfolio, and you can access information ranging from recent annual and semiannual reports to historical pricing and performance to the most recent dividend and capital gains distributions. For stock portfolios, you can also look up top holdings, largest sectors, and top country weightings. On WWW.MFS.COM, we've put together a combination of resources that we believe will allow you to form an in-depth picture of how we've managed any particular MFS portfolio over time.

WHAT'S GOING ON IN THE MARKET, AND HOW WILL THAT AFFECT ME?
In our view, the tougher the market, the more you need to hear from the people who are managing your money -- and the past year or so has certainly been one of the toughest markets in recent memory. We think the immediacy of the Web provides an ideal way to communicate with you frequently and to offer our views on the current volatility and uncertainty in the market. On your "My MFS" homepage, in many MFS Interactive interviews, and in the "News & Commentary" section of the site, you'll find our views on the current situation and our market outlook. Our goal is to help you understand what's going on and help you make decisions based on facts and market history, rather than on the emotion of the moment.

HOW CAN I GET MORE OUT OF MY RELATIONSHIP WITH MY INVESTMENT PROFESSIONAL? Perhaps your best resource in a tough market is your own investment professional. This is the person who may have the best understanding of your financial goals and your unique financial situation. In our view, the Web is incredible at delivering information, but it cannot take the place of an investment professional working with you to incorporate that information into a long-range financial plan -- a plan that may help you weather market volatility and help you work toward reaching your own financial goals.

To a large degree, the MFS Web site is about preparing you to have a deeper dialogue with your investment professional. We believe that if we can help you "do your homework," you'll be able to spend less time with your investment professional simply getting information and more time creating a financial plan and making investment decisions.

On a final note, we want to assure you that our commitment to the Internet does not signal a lessening of our commitment to other forms of communication. If you're not yet connected to the Web, rest assured that we will continue to strive to deliver outstanding communications in print and on the phone, as well as electronically. We hope, however, that as we continue to improve our site, we will give you more and more incentive to take advantage of the opportunities that the Web offers investors.

For some time, I've ended my letters to you by saying that we appreciate your confidence in MFS and welcome any questions or comments you may have. With the relaunched WWW.MFS.COM, there is now an easy way for you to e-mail us those questions or comments and receive a reply. Simply click on "Contact Us" at the top of our homepage. We look forward to hearing from you.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman and Chief Executive Officer
     MFS Investment Management(R)

     March 15, 2001

The opinions expressed in this letter are those of Jeffrey L. Shames, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Terri A. Vittozzi]
    Terri A. Vittozzi

Dear Shareholders,
During the past six months, short-term interest rates have been quite volatile. The seven-day annualized yield on an investment in MFS(R) MONEY MARKET FUND for the period ended February 28, 2001, was 5.29%, versus 6.15% for the period ended August 31, 2000. MFS(R) GOVERNMENT MONEY MARKET FUND'S seven-day yield annualized was 4.97%, compared to 5.88% six months ago. For the six months ended February 28, 2001, MFS MONEY MARKET FUND provided a total return of 2.93%, compared to 2.82% for the average money market fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. MFS GOVERNMENT MONEY MARKET FUND'S six-month total return for the period ended February 28, 2001, was 2.80%, versus 2.84% for the average government money market fund tracked by Lipper Inc.

The funds seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing in short-term money market securities issued or guaranteed by the U.S. Treasury or its agencies, or instrumentalities of the U.S. government, as well as in the highest quality corporate and bank issues in order to minimize credit risk.

Early in the period, economic indicators emerged showing that the Federal Reserve Board's (the Fed's) interest rate hikes were beginning to take effect and that the torrid pace of economic growth that prevailed over the past year was moderating. Later in the period, market sentiment shifted to concerns about a potential recession or stagflation as signs of an economic slowdown persisted and were then combined with mixed information about inflation. In response, investor sentiment wavered back and forth during the period but seemed to conclude that the Fed would cut interest rates in 2001.

As a result, in the early part of the period, we structured the MFS MONEY MARKET FUND and MFS GOVERNMENT MONEY MARKET FUND with relatively short maturities and targeted 30 to 35 days for the average maturity of the funds' holdings. Later in the period, however, we began to lengthen the maturities and targeted 60 to 65 days for the average maturity of the holdings. Looking out over the next six to 12 months, we believe the Fed will achieve its goal of a soft landing, where economic growth slows to a sustainable, noninflationary pace.

In our view, the Fed's recent January rate cuts sent a clear signal that it is willing to act quickly to avert a potential recession. If economic conditions continue to deteriorate, or if financial markets around the world show signs of a potential crisis, we believe the Fed will continue to act quickly to lower rates. In our opinion, following a few more interest rate cuts that may be necessary to jump-start economic growth, the Fed is likely to maintain a stable monetary policy. In this environment, we're likely to maintain an average maturity that is moderately longer than that of our peers.

The portfolio of MFS MONEY MARKET FUND is limited only to the highest-quality commercial paper, repurchase agreements, and U.S. Treasury and government agency securities in order to provide investors with some security against credit risk. On February 28, 2001, approximately 83% of the fund's net assets were invested in top-tier commercial paper, with the balance invested in securities issued or guaranteed by the U.S. Treasury. MFS GOVERNMENT MONEY MARKET FUND goes one step further, investing 100% of its assets in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. With our emphasis on quality for both funds, we believe we will be well positioned to provide current income, liquidity, and preservation of capital.

     Respectfully,
 /s/ Terri A. Vittozzi

     Terri A. Vittozzi
     Portfolio Manager

Note to shareholders: Effective October 1, 2000, Terri A. Vittozzi became portfolio manager of the funds, replacing Jean O. Alessandro.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

TERRI A. VITTOZZI IS A PORTFOLIO MANAGER AT MFS INVESTMENT MANAGEMENT(R) (MFS(R)). SHE MANAGES THE MONEY MARKET PORTFOLIOS OF OUR MUTUAL FUNDS AND ANNUITIES.

TERRI JOINED MFS IN 1992. SHE HAS HELD VARIOUS POSITIONS AT MFS INCLUDING PORTFOLIO SETTLEMENTS COORDINATOR AND MONEY MARKET TRADER BEFORE BEING NAMED ASSISTANT PORTFOLIO MANAGER IN 2000 AND PORTFOLIO MANAGER IN JANUARY 2001. TERRI EARNED A BACHELOR'S DEGREE FROM BABSON COLLEGE AND A MASTER'S OF BUSINESS ADMINISTRATION DEGREE FROM BABSON COLLEGE.

ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

FUND FACTS

OBJECTIVE:              THE FUNDS SEEK AS HIGH A LEVEL OF CURRENT INCOME AS IS
                        CONSIDERED CONSISTENT WITH THE PRESERVATION OF CAPITAL
                        AND LIQUIDITY.

COMMENCEMENT OF
INVESTMENT OPERATIONS:  MFS MONEY MARKET FUND(1)(2)(3) -- DECEMBER 19, 1975
                        MFS GOVERNMENT MONEY MARKET FUND(2)(3) -- FEBRUARY 26, 1982

SIZE:                   MFS MONEY MARKET FUND -- $1.7 BILLION NET ASSETS AS OF
                        FEBRUARY 28, 2001
                        MFS GOVERNMENT MONEY MARKET FUND -- $59.2 MILLION NET ASSETS AS OF FEBRUARY 28, 2001

RISK CONSIDERATIONS

(1)Investments in foreign securities may be unfavorably affected by interest rate and currency exchange rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments. These risks may increase share price volatility. See the prospectus for details.

(2)Government guarantees apply to the underlying securities only and not to the prices and yields of a managed portfolio. These risks may increase share price volatility. See the prospectus for details.

(3)Investments in the portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve the value of your investment, it is possible to lose money by investing in the portfolios. The portfolio's yield will fluctuate with changes in market conditions. These risks may increase share price volatility. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 2001

MFS Money Market Fund

Commercial Paper - 83.1%
-------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)               VALUE
-------------------------------------------------------------------------------------------------
  Abbey National North America, due 4/18/01 - 6/06/01               $  40,000      $   39,574,472
  AIG Funding, Inc., due 5/23/01                                       20,000          19,764,372
  American Express Credit Corp., due 4/27/01                           22,000          21,778,460
  American General Corp., due 3/19/01                                  20,000          19,937,200
  American General Finance Corp.,
    due 3/01/01 - 6/26/01                                              46,218          46,042,500
  Archer Daniels Midland Co., due 3/07/01 - 4/09/01                    40,000          39,774,910
  Bank America NA Charlotte, due 6/01/01                                5,000           5,000,000
  Bank of America Corp., due 3/01/01 - 4/26/01                         56,479          56,083,717
  Campbell Soup Co., due 3/05/01 - 6/06/01                             29,000          28,574,088
  Caterpillar Financial Services NV, due 4/09/01                       10,000           9,941,175
  Citicorp, due 3/01/01                                                26,232          26,232,000
  Coca-Cola Co., due 7/03/01                                           20,000          19,670,711
  Corporacion Andina (Barclay's Bank), due 5/21/01                     14,950          14,771,721
  Deutsche Bank Fina, due 3/28/01                                      26,000          25,874,225
  Dexia Delaware LLC, due 5/08/01 - 6/04/01                            40,000          39,530,239
  Dow Chemical Co., due 3/01/01                                        65,979          65,979,000
  Du Pont (E.I.) de Nemours & Co., Inc.,
    due 4/12/01 - 5/25/01                                              29,800          29,465,065
  Duke Energy Co., due 5/10/01 - 5/11/01                               40,000          39,605,122
  First Data Corp., due 4/10/01 - 5/15/01                              24,000          23,814,000
  Ford Motor Credit Corp., due 4/19/01 - 7/06/01                       37,700          37,305,030
  Formosa Plastics Series B (Bank of America),
    due 7/31/01                                                         5,000           4,893,389
  General Electric Capital Corp.,
    due 3/01/01 - 5/24/01                                              66,332          65,978,967
  General Motors Acceptance Corp.,
    due 5/14/01 - 6/11/01                                              40,000          39,494,956
  Goldman Sachs Group LP, due 4/17/01 - 5/18/01                        40,000          39,601,033
  IBM Credit Corp., due 3/01/01                                        65,979          65,979,000
  Ing America Insurance Holdings,
    due 3/06/01 - 5/09/01                                              39,000          38,655,122
  McGraw Hill, Inc., due 7/10/01                                        4,000           3,921,691
  Merrill Lynch & Co., Inc., due 4/11/01                                5,000           4,969,136
  Metropolitan Life Funding, Inc.,
    due 4/06/01 - 5/17/01                                              35,717          35,376,970
  Minnesota Mining & Manufacturing Co., due 5/22/01                    43,000          42,385,888
  Morgan (J.P.) & Co., Inc., due 3/14/01                               24,155          24,099,524
  Morgan Stanley Dean Witter,
    due 3/09/01 - 4/16/01                                              40,900          40,801,680
  Motorola, Inc., due 3/27/01 - 4/24/01                                37,700          37,470,955
  National Australia Funding Delaware, Inc.,
    due 3/01/01                                                        65,979          65,979,000
  New Center Asset Trust, due 3/01/01                                  26,484          26,484,000
  Prudential Funding Corp., due 3/01/01                                65,979          65,979,000
  Salomon Smith Barney Holdings, Inc.,
    due 4/04/01 - 4/20/01                                              40,000          39,747,055
  Societe Generale, due 4/05/01 - 5/30/01                              20,800          20,615,605
  Svenska Handelsbanken, Inc., due 6/06/01                             15,000          14,791,046
  UBS Finance, Inc., due 5/01/01 - 5/03/01                             40,150          39,716,145
  Verizon Network Fund, due 4/05/01 - 5/04/01                          40,000          39,708,994
  Wachovia Corp., due 4/03/01                                          12,100          12,028,681
-------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                          $1,377,395,844
-------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 7.4%
-------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)               VALUE
-------------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 3/30/01                            $    2,101      $    2,090,439
  Federal Home Loan Bank, due 6/20/01 - 8/24/01                        52,900          51,802,970
  Federal Home Loan Mortgage Corp., due 3/01/01 - 9/13/
    01                                                                 50,000          49,397,378
  Federal National Mortgage Assn., due 7/05/01                         20,000          19,669,600
-------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at
Amortized Cost                                                                     $  122,960,387
-------------------------------------------------------------------------------------------------
Repurchase Agreement - 9.4%
-------------------------------------------------------------------------------------------------
  Merrill Lynch, dated 2/28/01, due 3/01/01, total to
    be received $155,375,562 (secured by various U.S.
    Treasury and Federal Agency obligations in a
    jointly traded account), at Cost                                 $155,352      $  155,352,000
-------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                     $1,655,708,231
Other Assets, Less Liabilities - 0.1%                                                   1,566,895
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,657,275,126
-------------------------------------------------------------------------------------------------

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 2001

MFS Government Money Market Fund

U.S. Government and Agency Obligations - 93.4%
-------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)            VALUE
-------------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 4/04/01 - 8/22/01                       $  6,000   $    5,932,155
  Federal Home Loan Bank, due 3/01/01 - 8/15/01                           18,449       18,319,029
  Federal Home Loan Mortgage Corp., due 3/15/01 - 9/13/01                 16,533       16,350,123
  Federal National Mortgage Assn., due 3/01/01 - 7/12/01                  12,240       12,159,131
  Student Loan Marketing Assn., due 4/18/01                                2,500        2,482,167
-------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                     $   55,242,605
Other Assets, Less Liabilities - 6.6%                                                   3,925,976
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $   59,168,581
-------------------------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
                                             MFS MONEY          MFS GOVERNMENT
FEBRUARY 28, 2001                          MARKET FUND       MONEY MARKET FUND
------------------------------------------------------------------------------

Assets:
  Investments, at amortized cost and value      $1,655,708,231     $55,242,605
  Cash                                                     859       3,902,457
  Receivable for fund shares sold                   19,047,053          45,052
  Interest receivable                                  100,979        --
  Other assets                                          65,422             520
                                                --------------     -----------
      Total assets                              $1,674,922,544     $59,190,634
                                                --------------     -----------
Liabilities:
  Distributions payable                         $      719,633     $     6,477
  Payable for fund shares reacquired                16,606,182          14,181
  Payable to affiliates -
    Management fee                                      13,862             806
    Shareholder servicing agent fee                      3,172             161
    Administrative fee                                     556              28
  Accrued expenses and other liabilities               304,013             400
                                                --------------     -----------
      Total liabilities                         $   17,647,418     $    22,053
                                                --------------     -----------
Net assets (represented by paid-in capital)     $1,657,275,126     $59,168,581
                                                ==============     ===========
Shares of beneficial interest outstanding        1,657,275,126      59,168,581
                                                ==============     ===========

Net asset value, offering price, and
 redemption price per share
  (net assets / shares of beneficial
    interest outstanding)                          $1.00            $1.00
                                                   =====            =====

See notes to financial statements.

Statements of Operations (Unaudited)
------------------------------------------------------------------------------

MFS Money Market Fund
------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2001
------------------------------------------------------------------------------

Net investment income:
  Interest income                                              $47,191,590
                                                               -----------
  Expenses -
    Management fee                                             $ 3,033,094
    Trustees' compensation                                          26,311
    Shareholder servicing agent fee                                724,909
    Administrative fee                                              85,789
    Custodian fee                                                  171,518
    Printing                                                        33,478
    Postage                                                        152,265
    Auditing fees                                                    9,700
    Legal fees                                                       2,339
    Miscellaneous                                                  498,186
                                                               -----------
      Total expenses                                           $ 4,737,589
    Fees paid indirectly                                          (139,981)
                                                               -----------
      Net expenses                                             $ 4,597,608
                                                               -----------
        Net investment income                                  $42,593,982
                                                               ===========

MFS Government Money Market Fund
------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2001
------------------------------------------------------------------------------

Net investment income:
  Interest income                                              $ 1,743,206
                                                               -----------
  Expenses -
    Management fee                                             $   135,877
    Trustees' compensation                                           4,861
    Shareholder servicing agent fee                                 27,175
    Administrative fee                                               3,271
    Custodian fee                                                   12,133
    Printing                                                           716
    Postage                                                          3,620
    Auditing fees                                                    9,400
    Legal fees                                                       1,637
    Registration fees                                               33,009
    Miscelleneous                                                    1,320
                                                               -----------
      Total expenses                                           $   233,019
    Fees paid indirectly                                            (9,394)
                                                               -----------
      Net expenses                                             $   223,625
                                                               -----------
        Net investment income                                  $ 1,519,581
                                                               ===========

See notes to financial statements.

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------

MFS Money Market Fund
------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEAR ENDED
                                                         FEBRUARY 28, 2001             AUGUST 31, 2000
                                                               (UNAUDITED)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions
    to shareholders                                       $     42,593,982            $     69,267,004
                                                          ----------------            ----------------

From share (principal) transactions -

  Net proceeds from sale of shares                        $ 19,897,687,450            $ 49,630,406,834
  Shares issued in reinvestment of distributions                31,579,089                  50,959,801
  Shares reacquired                                       $(19,184,621,912)            (49,848,705,161)
                                                          ----------------            ----------------
      Net increase (decrease) in net assets from
        fund share transactions                           $    744,644,627            $   (167,338,526)
Net assets:
  At beginning of period                                       912,630,499               1,079,969,025
                                                          ----------------            ----------------

  At end of period                                        $  1,657,275,126            $    912,630,499
                                                          ================            ================

MFS Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                  YEAR ENDED
                                                           FEBRUARY 28, 2001             AUGUST 31, 2000
                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                                $  1,519,581               $   2,663,466
                                                                ------------               -------------

Fund share (principal) transactions -

  Net proceeds from sale of shares                              $ 50,590,989               $ 128,237,629
  Shares issued in reinvestment of distributions                   1,465,974                   2,469,611
  Shares reacquired                                             $(36,926,215)               (143,743,192)
                                                                ------------               -------------
      Net increase (decrease) in net assets from
        fund share transactions                                 $ 15,130,748               $ (13,035,952)
Net assets:
  At beginning of period                                          44,037,833                  57,073,785
                                                                ------------               -------------

  At end of period                                              $ 59,168,581               $  44,037,833
                                                                ============               =============

See notes to financial statements.

Financial Highlights

MFS Money Market Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,

                              SIX MONTHS ENDED         ------------------------------------------------------------------------
                             FEBRUARY 28, 2001              2000            1999            1998            1997           1996
                                   (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
 period                                 $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ------            ------          ------          ------          ------         ------

Income from investment operations -
  Net investment income                 $ 0.03            $ 0.05          $ 0.04          $ 0.05          $ 0.05         $ 0.05
Less distributions declared to
  shareholders from net
  investment income                      (0.03)            (0.05)          (0.04)          (0.05)          (0.05)         (0.05)
                                        ------            ------          ------          ------          ------         ------
Net asset value - end of period         $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ======            ======          ======          ======          ======         ======
Total return                              2.93%++           5.58%           4.54%           5.03%           4.61%          4.86%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                              0.65%+            0.66%           0.69%           0.74%           0.80%          0.79%
  Net investment income                   5.88%+            5.38%           4.38%           4.88%           4.71%          4.78%
Net assets at end of period
 (000,000 Omitted)                      $1,657              $913          $1,080          $1,071            $634           $644

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                              SIX MONTHS ENDED         ------------------------------------------------------------------------
                             FEBRUARY 28, 2001              2000            1999            1998            1997           1996
                                   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
 period                                 $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ------            ------          ------          ------          ------         ------

Income from investment operations -
  Net investment income                 $ 0.03            $ 0.05          $ 0.04          $ 0.05          $ 0.05         $ 0.05
Less distributions declared to
  shareholders from net
  investment income                      (0.03)            (0.05)          (0.04)          (0.05)          (0.05)         (0.05)
                                        ------            ------          ------          ------          ------         ------
Net asset value - end of period         $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                        ======            ======          ======          ======          ======         ======
Total return                              2.80%++           5.18%           4.35%           4.85%           4.81%          4.73%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                              0.86%+            0.86%           0.78%           0.88%           0.85%          0.89%
  Net investment income                   5.60%+            5.05%           4.26%           4.70%           4.02%          4.64%
Net assets at end of period
  (000 Omitted)                        $59,169           $44,038         $57,074         $44,843         $38,387        $42,499

  + Annualized.
 ++ Not annualized.
 ## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The funds' use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The funds may enter into repurchase agreements with institutions that the funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

The fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Fees Paid Indirectly - The funds' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

(3) Transactions with Affiliates
Investment Adviser - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average net assets             0.50%
          Next $400 million of average net assets              0.45%
          Next $300 million of average net assets              0.40%
          Average net assets in excess of $1 billion           0.35%

The funds pay no compensation directly to their Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, and MFS Service Center, Inc. (MFSC). The funds have an unfunded defined benefit plan for all of its independent Trustees. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund are net periodic pension expenses of $8,549 and $1,607, respectively, for the six months ended February 28, 2001.

Administrator - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund, aggregated $37,853,047,000 and $37,724,267,000, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund, aggregated $157,051,290 and $142,597,000, respectively.

(5) Shares of Beneficial Interest
The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) Line of Credit
The funds and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to MFS Money Market Fund and MFS Government Money Market Fund for the six months ended February 28, 2001, were $4,478 and $258, respectively. The funds had no borrowings during the period.

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

TRUSTEES                                       SECRETARY
J. Atwood Ives+ - Chairman and Chief           Stephen E. Cavan*
Executive Officer, Eastern Enterprises
(diversified services company)                 ASSISTANT SECRETARY
                                               James R. Bordewick, Jr.*
Lawrence T. Perera+ - Partner, Hemenway
& Barnes (attorneys)                           CUSTODIAN
                                               State Street Bank and Trust Company
William J. Poorvu+ - Adjunct Professor,
Harvard University Graduate School of          INVESTOR INFORMATION
Business Administration                        For information on MFS mutual funds, call
                                               your investment professional or, for an
Charles W. Schmidt+ - Private Investor         information kit, call toll free: 1-800-637-2929
                                               any business day from 9 a.m. to 5 p.m.
Arnold D. Scott* - Senior Executive            Eastern time (or leave a message anytime).
Vice President, Director, and Secretary,
MFS Investment Management                      INVESTOR SERVICE
                                               MFS Service Center, Inc.
Jeffrey L. Shames* - Chairman and Chief        P.O. Box 2281
Executive Officer, MFS Investment              Boston, MA 02107-9906
Management
                                               For general information, call toll free:
Elaine R. Smith+ - Independent Consultant      1-800-225-2606 any business day from
                                               8 a.m. to 8 p.m. Eastern time.
David B. Stone+ - Chairman, North American
Management Corp. (investment adviser)          For service to speech- or hearing-impaired,
                                               call toll free: 1-800-637-6576 any business day
INVESTMENT ADVISER                             from 9 a.m. to 5 p.m. Eastern time. (To use
Massachusetts Financial Services Company       this service, your phone must be equipped with
500 Boylston Street                            a Telecommunications Device for the Deaf.)
Boston, MA 02116-3741
                                               For share prices, account balances, exchanges,
DISTRIBUTOR                                    or stock and bond outlooks, call toll free:
MFS Fund Distributors, Inc.                    1-800-MFS-TALK (1-800-637-8255) anytime
500 Boylston Street                            from a touch-tone telephone.
Boston, MA 02116-3741
                                               WORLD WIDE WEB
CHAIRMAN AND PRESIDENT                         www.mfs.com
Jeffrey L. Shames*

PORTFOLIO MANAGER
Terri A. Vittozzi*

TREASURER
James O. Yost*

ASSISTANT TREASURERS
Mark E. Bradley*
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*

+ Independent Trustee
*MFS Investment Management

MFS(R) MONEY MARKET FUND                                            ------------
MFS(R) GOVERNMENT MONEY MARKET FUND                                   PRSRT STD
                                                                    U.S. POSTAGE
[Logo] M F S(R)                                                        PAID
INVESTMENT MANAGEMENT                                                  MFS
We invented the mutual fund(R)                                      ------------
500 Boylston Street
Boston, MA 02116-3741






(c)2001 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                MCM-3  4/01  87M  10/310/810/22